Share Capital and Dividends - Summary of Issued Share Capital (Details) $ in Thousands			12 Months Ended
	Oct. 31, 2022 USD ($) shares	Jul. 01, 2022 shares	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2022 USD ($) shares
Disclosure of classes of share capital [line items]
Balance (in shares) | shares			92,725,616	92,725,616	58,695,438	58,695,438
Balance (in shares) | shares			95,195,816	95,195,816	92,725,616	92,725,616
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions			$ 0		$ 0
Business acquisition					80,585,000
Exercise of stock options			346,000		299,000
Share capital			311,967,000		305,222,000
Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions			1,708,000		2,935,000
Business acquisition					$ 80,585,000
Datum Consulting Group, LLC
Disclosure of classes of share capital [line items]
Business acquisition			5,528,000
Datum Consulting Group, LLC | Share Capital
Disclosure of classes of share capital [line items]
Business acquisition			5,528,000
Trafic 3W inc
Disclosure of classes of share capital [line items]
Business acquisition			276,000
Trafic 3W inc | Share Capital
Disclosure of classes of share capital [line items]
Business acquisition			$ 276,000
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Settlement of DSU (in shares) | shares			152,632	152,632	63,874	63,874
Issuance of Multiple Voting Shares from exercise of stock options			$ 346,000		$ 299,000
Subordinate Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares) | shares			85,554,000	85,554,000	51,373,822	51,373,822
Exercise of stock options (in shares) | shares			0	0	2,750	2,750
Settlement of DSU (in shares) | shares					63,874	63,874
Balance (in shares) | shares			87,871,568	87,871,568	85,554,000	85,554,000
Beginning balance			$ 300,901,000		$ 193,552,000
Stock Issued During Period, Shares, Private Placement | shares					8,143,322	8,143,322
Stock Issued During Period, Value, Private Placement					$ 24,686,000
Stock Purchased For Cancellation, Value			$ (1,303,000)		$ (1,244,000)
Stock Purchased For Cancellation, Shares | shares			(371,525)	(371,525)	(349,400)	(349,400)
Issuance of Multiple Voting Shares from exercise of stock options			$ 0		$ 10,000
Shares Granted, Value, Share-based Payment Arrangement, after Forfeiture1			536,000		195,000
Ending balance			$ 307,110,000		$ 300,901,000
Subordinate Voting Shares | Share Capital | Entity Controlled By Director
Disclosure of classes of share capital [line items]
Stock Issued During Period, Shares, Private Placement | shares					6,514,658	6,514,658
Subordinate Voting Shares | Share Capital | Investissement Quebec
Disclosure of classes of share capital [line items]
Stock Issued During Period, Shares, Private Placement | shares					1,628,664	1,628,664
Subordinate Voting Shares | Aggregated individually immaterial business combinations | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares (in shares) | shares			738,382	738,382	834,324	834,324
Business acquisition			$ 1,708,000		$ 2,935,000
Subordinate Voting Shares | Acquisition of outstanding shares of R3D consulting Inc. | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares (in shares) | shares					25,182,676	25,182,676
Business acquisition					$ 80,585,000
Subordinate Voting Shares | Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares (in shares) | shares					376,250	376,250
Equity interest issued or issuable			$ (1,108,000)	$ (819)	$ 1,249,000	$ (975)
Subordinate Voting Shares | Alithya Travercent LLC | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares (in shares) | shares			580,500	580,500
Subordinate Voting Shares | Datum Consulting Group, LLC
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares (in shares) | shares		5,551,961
Equity interest issued or issuable				$ (5,552)
Subordinate Voting Shares | Datum Consulting Group, LLC | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares (in shares) | shares			1,867,262	1,867,262
Business acquisition			$ 5,528,000
Subordinate Voting Shares | Trafic 3W inc
Disclosure of classes of share capital [line items]
Equity interest issued or issuable	$ (281)
Subordinate Voting Shares | Trafic 3W inc | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares (in shares) | shares	83,449
Business acquisition			$ 276,000
Multiple Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares) | shares			7,171,616	7,171,616	7,321,616	7,321,616
Exercise of stock options (in shares) | shares			152,632	152,632	152,632	152,632
Balance (in shares) | shares			7,324,248	7,324,248	7,171,616	7,171,616
Beginning balance			$ 4,321,000		$ 3,985,000
Issuance of Multiple Voting Shares from exercise of stock options			536,000		518,000
Ending balance			$ 4,857,000		$ 4,321,000